Financial instruments - Maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,016,407	$ 891,374
Accrued compensation and employee-related liabilities	1,130,726	1,084,014
Borrowings	3,267,034	3,401,656
Clients’ funds obligations	604,431	591,101
Financial liabilities	6,739,989	6,793,366
Accounts payable and accrued liabilities, contractual cash flows	1,016,407	891,374
Accrued compensation and employee related liabilities, contractual cash flows	1,130,726	1,084,014
Clients' funds obligations, contractual cash flows	604,431	591,101
Financial liabilities, contractual cash flows	7,160,456	7,241,384
2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	550,177
Borrowings, contractual cash flows	591,467
2011 & 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings		888,307
Borrowings, contractual cash flows		955,768
2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,361,974	1,253,226
Borrowings, contractual cash flows	1,537,370	1,439,360
2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	595,900	595,331
Borrowings, contractual cash flows	675,600	688,269
Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	687,705	633,623
Borrowings, contractual cash flows	721,807	649,498
Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	709,201	776,940
Lease liabilities, undiscounted cash flows	808,445	877,498
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	71,278	31,169
Borrowings, contractual cash flows	80,324	32,071
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	10,505	2,601
Derivative financial liabilities, contractual cash flows	304,698	163,162
Derivative financial assets, contractual cash flows	(311,446)	(171,282)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,685	45,680
Derivative financial liabilities, contractual cash flows	168,213	1,128,791
Derivative financial assets, contractual cash flows	(167,586)	(1,088,240)
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	1,016,407	891,374
Accrued compensation and employee related liabilities, contractual cash flows	1,130,726	1,084,014
Clients' funds obligations, contractual cash flows	604,431	591,101
Financial liabilities, contractual cash flows	3,116,826	3,230,686
Less than one year | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	90,680
Less than one year | 2011 & 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		410,738
Less than one year | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	24,623	22,690
Less than one year | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	12,600	12,669
Less than one year | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	27,053	7,043
Less than one year | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	182,815	192,750
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,843	13,133
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	110,827	55,039
Derivative financial assets, contractual cash flows	(109,319)	(55,756)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	74,902	91,667
Derivative financial assets, contractual cash flows	(74,762)	(85,776)
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,569,154	1,623,134
Between one and three years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	500,787
Between one and three years | 2011 & 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		545,030
Between one and three years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	49,246	45,380
Between one and three years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200	25,200
Between one and three years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	694,754	642,455
Between one and three years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	295,017	318,993
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	11,919	18,337
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	193,871	103,373
Derivative financial assets, contractual cash flows	(202,127)	(110,294)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	93,311	1,037,124
Derivative financial assets, contractual cash flows	(92,824)	(1,002,464)
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,097,244	1,011,846
Between three and five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Between three and five years | 2011 & 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Between three and five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	862,639	805,940
Between three and five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	25,200	25,200
Between three and five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Between three and five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	166,848	180,593
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	42,557	595
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	4,750
Derivative financial assets, contractual cash flows	0	(5,232)
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation and employee related liabilities, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	1,377,232	1,375,718
Beyond five years | 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Beyond five years | 2011 & 2014 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Beyond five years | 2021 U.S. Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	600,862	565,350
Beyond five years | 2021 CAD Senior Notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	612,600	625,200
Beyond five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Lease liabilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	163,765	185,162
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5	6
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	$ 0	$ 0